UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		May 14, 2001

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	      6,632,970

Form 13F Information Table Value Total:	      189,310,497








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Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

AT&T Liberty Media Group  CS      1957208   9,722,048 694,432           X        Instr.V             M&S             X
Affiliated Managers Group CS      8252108   7,768,348 165,284           X                            M&S             X
American Int'l Grp.       CS      26874107    301,875   3,750           X                            M&S             X
Amerisource Health Corp.  CS      03071P102 6,189,227 126,182           X                            M&S             X
BJ's Wholesale            CS      05548J106 6,928,824 144,803           X                            M&S             X
BellSouth Corp.           CS      079860102   325,723   7,960           X                            M&S             X
Black Hills Corporation   CS      092113109   310,828   6,800           X                            M&S             X
Cablevision-Rnbw Media    CS      12686C844 1,006,174  38,699           X                            M&S             X
Cablevision Systems Cl A  CS      12686C109 5,449,312  77,449           X                            M&S             X
Century Telephone         CS      156700106 2,142,738  74,530           X                            M&S             X
Chevron Corp.             CS      166751107   464,111   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101 1,716,242  41,669           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200 6,286,557 149,903           X                            M&S             X
Compass BancShares        CS      20449H109 3,910,856 182,964           X                            M&S             X
Corus Entertainment       CS      220874101 1,756,006  75,043           X                            M&S             X
Exxon Mobile Corp.        CS      30231G102   375,840   4,640           X                            M&S             X
Forest Oil Corp.          CS      346091705 3,413,294 114,157           X                            M&S             X
General Electric          CS      369604103   502,320  12,000           X                            M&S             X
H.B. Fuller               CS      359694106   315,938   7,500           X                            M&S             X
Health Management Assoc.  CS      421933102 7,054,242 453,649           X                            M&S             X
Health Net Inc.           CS      42222G108 5,916,678 287,078           X                            M&S             X
Heartland Express Inc.    CS      422347104 6,838,710 270,840           X                            M&S             X
Imaging Mgmt Assoc        CS      45245B105        60  60,000           X                            M&S             X
Insight Comm.             CS      45768V108 1,972,819  74,446           X                            M&S             X
Integral Systems          CS      45810H107   302,656  18,625           X                            M&S             X
Interpublic Grp Cos.      CS      460690100 5,743,423 167,203           X                            M&S             X
Jacobs Engineering Grp    CS      46981410710,606,692 182,874           X                            M&S             X
Jefferson-Pilot           CS      475070108 5,601,875  82,514           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100 7,155,774 135,174           X                            M&S             X
MBIA Inc.                 CS      55262C100 4,941,569  61,249           X                            M&S             X
MGIC Investment           CS      552848103 7,798,785 113,984           X                            M&S             X
Montana Power             CS      612085100 5,544,191 393,205           X                            M&S             X
MSDW Discover             CS      617446448   214,000   4,000           X                            M&S             X
NiSource Industries       CS      65473P105 9,814,906 315,389           X                            M&S             X
PMI Group, Inc.           CS      69344M101 5,474,955  84,256           X                            M&S             X
Penn Treaty America       CS      707874103 1,673,463 164,549           X                            M&S             X
Pfizer Inc                CS      717081103   366,093   8,940           X                            M&S             X
Pharmacia Corporation     CS      71713U102   201,480   4,000           X                            M&S             X
Ross Stores               CS      778296103 7,854,150 418,888           X                            M&S             X
SBC Comn, Inc.            CS      78387G103   205,209   4,598           X                            M&S             X
SJW Corporation           CS      784305104   247,225   3,100           X                            M&S             X
Sharper Image Corp.       CS      820013100   314,234  29,750           X                            M&S             X
Shaw Communications Inc B CS      82028K200 6,682,243 337,487           X                            M&S             X
SouthWest Airlines        CS      844741108 6,932,050 390,538           X                            M&S             X
Sungard Data Systems      CS      867363103 8,966,949 182,144           X                            M&S             X
Tribune Co.               CS      896047107   325,920   8,000           X                            M&S             X
Triton Energy, Inc.       CS      G90751101 3,633,647 193,588           X                            M&S             X
WellPoint Health Networks CS      94973H108 6,767,296  71,003           X                            M&S             X
Franklin US Govt. Sec.    MF      353496607    89,025  13,053           X                            M&S             X
MuniVest Fund             MF      626295109   343,000  39,200           X                            M&S             X
First Australia Prime Inc.MF      308653102    83,908  21,405           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107   347,354  57,700           X                            M&S             X
Templeton Foreign Fund    MF      880196209   296,929  31,223           X                            M&S             X
Dresdner RCM Global Strat.MF      26157B101   112,730  16,267           X                            M&S             X
COLUMN TOTAL                               189,310,497 6,632,970
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